NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                 October 31, 2023

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust –          Donoghue Forlines Tactical Allocation Fund

Donoghue Forlines Tactical Income Fund

Donoghue Forlines Dividend Fund

Donoghue Forlines Momentum Fund

Donoghue Forlines Risk Managed Income Fund

Post-Effective Amendment No. 1441 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Donoghue Forlines Tactical Allocation Fund	1441	0001580642-23-005747	October 26, 2023
Donoghue Forlines Tactical Income Fund	1441	0001580642-23-005747	October 26, 2023
Donoghue Forlines Dividend Fund	1441	0001580642-23-005747	October 26, 2023
Donoghue Forlines Momentum Fund	1441	0001580642-23-005747	October 26, 2023
Donoghue Forlines Risk Managed Income Fund	1441	0001580642-23-005747	October 26, 2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary

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